Condensed Consolidated Statements of Operations - CIK 0001441693 Pro Farm Group, Inc - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Revenues:
Total revenues	$ 10,575	$ 12,598	$ 21,672	$ 23,636
Cost of product revenues	5,269	4,830	10,160	8,899
Gross profit	5,306	7,768	11,512	14,737
Operating Expenses:
Research, development and patent	2,970	2,836	6,130	5,348
Selling, general and administrative	10,551	7,288	20,619	14,771
Total operating expenses	13,521	10,124	26,749	20,119
Loss from operations	(8,215)	(2,356)	(15,237)	(5,382)
Other income (expense):
Interest expense	(555)	(355)	(1,106)	(748)
Change in fair value of contingent consideration		(178)	32	(44)
Other income, net	(26)	(143)	(92)	(78)
Total other expense, net	(581)	(676)	(1,166)	(870)
Net loss before income taxes	(8,796)	(3,032)	(16,403)	(6,252)
Income tax benefit (expense)	236	(3)	247	(44)
Net Loss	$ (8,562)	$ (3,035)	$ (16,158)	$ (6,296)
Basic net loss per common share:	$ (0.05)	$ (0.02)	$ (0.09)	$ (0.04)
Diluted net loss per common share:	$ (0.05)	$ (0.02)	$ (0.09)	$ (0.04)
Weighted-average shares outstanding used in computing basic net loss per common share:	182,460	175,570	182,371	172,229
Weighted-average shares outstanding used in computing diluted net loss per common share:	182,460	175,570	182,371	172,229
Product
Revenues:
Total revenues	$ 10,394	$ 12,476	$ 21,376	$ 23,380
License
Revenues:
Total revenues	$ 181	$ 122	$ 296	$ 256